Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, authorized	50,000,000,000	50,000,000,000
Ordinary shares, shares issued	24,233,024,799	3,354,650,799
Ordinary shares, shares outstanding	24,233,024,799	3,354,650,799
Treasury Stock, ordinary shares	2,641,693	2,641,693
ADS
Ordinary shares, shares issued	4,846,605	670,930
Ordinary shares, shares outstanding	4,846,605	670,930